Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Minority interest [Line Items]
Non-controlling interests	€ 5,428,000,000		€ 5,471,000,000
Profit (loss), attributable to non-controlling interests	476,000,000	€ 333,000,000
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	3,609,000,000		3,692,000,000
Profit (loss), attributable to non-controlling interests	394,000,000	274,000,000
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	1,146,000,000		1,171,000,000
Profit (loss), attributable to non-controlling interests	63,000,000	39,000,000
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	464,000,000		416,000,000
Profit (loss), attributable to non-controlling interests	3,000,000	18,000,000
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	70,000,000		70,000,000
Profit (loss), attributable to non-controlling interests	4,000,000	2,000,000
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	68,000,000		65,000,000
Profit (loss), attributable to non-controlling interests	3,000,000	(2,000,000)
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	71,000,000		€ 56,000,000
Profit (loss), attributable to non-controlling interests	€ 8,000,000	€ 3,000,000